Description of Business and Basis of Presentation (Details) (USD $)	1 Months Ended							6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	2 Months Ended	6 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended
	Jan. 20, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Restricted cash [Member]	Dec. 31, 2011 Restricted cash [Member]	Dec. 31, 2010 Restricted cash [Member]	Jun. 30, 2012 Icahn Enterprises G.P. [Member]	Jun. 30, 2012 Principal Owners and Affiliates [Member]	Dec. 31, 2011 Principal Owners and Affiliates [Member]	Dec. 31, 2010 Principal Owners and Affiliates [Member]	Dec. 31, 2011 Icahn Enterprises G.P. [Member]	Jun. 30, 2012 Icahn Enterprises L.P. [Member]	Dec. 31, 2011 Icahn Enterprises Holdings [Member]	Jun. 30, 2012 Icahn Enterprises Holdings [Member]	Dec. 31, 2010 Icahn Enterprises Holdings [Member]	Jun. 30, 2012 Icahn Enterprises G.P. [Member]	Jun. 30, 2012 Energy Segment [Member]	Jun. 30, 2012 Nitrogen Fertilizer [Member] Energy Segment [Member]	Mar. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Jun. 30, 2012 Minimum [Member] Refineries [Member] Energy Segment [Member]	Mar. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Jun. 30, 2012 Maximum [Member] Refineries [Member] Energy Segment [Member]
Entity Information [Line Items]
Parent company ownership interest in Icahn Enterprises Holdings									93.00%	92.60%	92.60%		99.00%	99.00%
General partner ownership percentage in Icahn Enterprises Holdings								1.00%				1.00%
General partner ownership interest in Icahn Enterprises																	1.00%
Aggregate depositary units of Icahn Enterprises distributed in connection with rights offering	13,590,238
Proceeds from Icahn Enterprises' rights offering	$ 500,000,000
Carrying value of long-term debt		8,196,000,000	6,463,000,000	6,498,000,000										3,046,000,000	3,761,000,000	3,045,000,000		907,000,000
Fair value of long-term debt		8,400,000,000	6,500,000,000	6,100,000,000
Cash held at consolidated affiliated partnerships and restricted cash		1,372,000,000	4,979,000,000	2,174,000,000	1,000,000,000	4,800,000,000	1,600,000,000							16,000,000	2,000,000	117,000,000		0
Planned major maintenance																		$ 2,000,000
Planned major maintenance (in years)																			2 years			4 years			5 years
Incentive allocation percentage																				15.00%	15.00%		25.00%	25.00%
Special Profits Interest Allocations percentage																				1.50%	1.50%		2.50%	2.50%